(31) SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Schedule of information segregated by segment

The information segregated by segment is presented below, in accordance with the criteria established by Executive Officers:

2019	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Subtotal	Other (*)	Elimination	Total

Net operating revenue	24,217,986	710,730	1,426,648	3,487,008	87,791	29,930,163	2,311	-	29,932,474
(-) Intersegment revenues	42,311	502,151	501,363	3,696	526,574	1,576,095	-	(1,576,095)	-
Cost of electric energy	(15,623,488)	(133,035)	(319,634)	(3,342,502)	-	(19,418,659)	-	1,047,664	(18,370,994)
Operating costs and expenses	(4,940,793)	(122,509)	(404,845)	(48,710)	(476,006)	(5,992,863)	(52,544)	528,431	(5,516,977)
Depreciation and amortization	(820,206)	(118,573)	(645,722)	(7,048)	(26,511)	(1,618,061)	(62,992)	-	(1,681,053)
Income from electric energy service	2,875,809	838,765	557,810	92,443	111,848	4,476,675	(113,225)	-	4,363,450
Equity	-	349,090	-	-	-	349,090	-	-	349,090
Finance income	624,459	45,323	172,658	33,461	6,062	881,963	49,578	(27,966)	903,575
Finance expenses	(821,739)	(197,998)	(576,292)	(56,160)	(4,270)	(1,656,459)	(1,329)	27,966	(1,629,822)
Profit (loss) before taxes	2,678,529	1,035,180	154,176	69,744	113,639	4,051,269	(64,976)	-	3,986,293
Income tax and social contribution	(843,954)	(171,594)	(47,152)	(22,269)	(30,357)	(1,115,326)	(122,671)	-	(1,237,996)
Profit (loss) for the year	1,834,575	863,586	107,024	47,475	83,282	2,935,943	(187,647)	-	2,748,297
Purchases of PP&E and intangible assets	2,033,342	32,536	126,158	8,577	52,058	2,252,671	1,778	-	2,254,449

2018	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	22,457,079	661,831	1,468,254	3,491,300	58,163	28,136,627	-	-	28,136,627
(-) Intersegment revenues	10,238	482,548	468,065	5,152	474,646	1,440,650	-	(1,440,650)	-
Cost of electric energy	(15,022,304)	(102,421)	(320,346)	(3,352,745)	-	(18,797,816)	-	959,650	(17,838,165)
Operating costs and expenses	(4,440,783)	(104,606)	(407,211)	(47,287)	(437,709)	(5,437,597)	(39,333)	481,000	(4,995,931)
Depreciation and amortization	(766,796)	(116,372)	(623,106)	(2,346)	(22,521)	(1,531,143)	(209)	-	(1,531,351)
Income from electric energy service	2,237,434	820,979	585,655	94,074	72,579	3,810,721	(39,542)	-	3,771,179
Equity	-	334,198	-	-	-	334,198	-	-	334,198
Finance income	574,685	75,844	131,694	46,102	5,782	834,107	(22,092)	(49,602)	762,413
Finance expenses	(884,583)	(324,121)	(635,820)	(59,128)	(5,908)	(1,909,559)	(5,143)	49,602	(1,865,100)
Profit (loss) before taxes	1,927,537	906,899	81,530	81,049	72,453	3,069,467	(66,778)	-	3,002,690
Income tax and social contribution	(495,120)	(137,089)	37,276	(27,945)	(29,529)	(652,408)	(121,575)	-	(773,982)
Profit (loss) for the year	1,432,416	769,810	118,805	53,104	42,924	2,417,060	(188,352)	-	2,228,707
Purchases of PP&E and intangible assets	1,769,569	11,517	225,202	2,926	52,855	2,062,069	353	-	2,062,422

2017	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	21,068,435	741,842	1,489,932	3,402,804	40,611	26,743,625	1,281	-	26,744,905
(-) Intersegment revenues	8,182	448,427	469,152	11,297	444,935	1,381,993	-	(1,381,993)	-
Cost of electric energy	(14,146,739)	(147,380)	(348,029)	(3,196,028)	-	(17,838,176)	-	936,658	(16,901,518)
Operating costs and expenses	(4,695,445)	(156,345)	(389,443)	(47,296)	(398,188)	(5,686,717)	(51,121)	445,336	(5,292,502)
Depreciation and amortization	(703,601)	(120,554)	(617,017)	(3,054)	(19,760)	(1,463,986)	(65,066)	-	(1,529,052)
Income from electric energy service	1,530,833	765,990	604,596	167,724	67,598	3,136,740	(114,906)	-	3,021,834
Equity	-	312,390	-	-	-	312,390	-	-	312,390
Finance income	597,203	108,433	137,765	25,895	11,349	880,644	20,505	(20,835)	880,314
Finance expenses	(1,163,689)	(437,009)	(648,571)	(58,801)	(7,101)	(2,315,170)	(73,532)	20,835	(2,367,868)
Profit (loss) before taxes	964,347	749,805	93,789	134,818	71,846	2,014,605	(167,933)	-	1,846,670
Income tax and social contribution	(299,510)	(95,688)	(74,125)	(44,527)	(16,994)	(530,845)	(72,784)	-	(603,629)
Profit (loss) for the year	664,837	654,117	19,665	90,290	54,852	1,483,761	(240,717)	-	1,243,042
Purchases of PP&E and intangible assets	1,882,502	8,973	621,046	2,927	54,149	2,569,598	835	-	2,570,433

(*) Others – refer basically to assets and transactions which are not related to any of the identified segments.